Employee Defined Contribution Plan (Details 1)	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plan, Funded Percentage	100.00%	100.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan, Funded Percentage	3.00%	2.00%
Fixed Income Investments [Member]
Defined Benefit Plan, Funded Percentage	32.00%	36.00%
Equity Securities [Member]
Defined Benefit Plan, Funded Percentage	65.00%	62.00%